As filed with the Securities and Exchange Commission on September 28, 2007

File No. 333-31320

811-03488

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 111	☒

(Check appropriate box or boxes.)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

(fka, Phoenix Home Life Variable Accumulation Account)

(Exact Name of Registrant)

PHOENIX LIFE INSURANCE COMPANY

(fka, Phoenix Home Life Mutual Insurance Company)

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor’s Telephone Number, Including Area Code)

John H. Beers, Esq.

Phoenix Life Insurance Company

One American Row, PO Box 5056

Hartford, Connecticut 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred Variable Annuity Contracts

This post-effective amendment incorporates by reference the prospectus supplement and the supplement to the Statement of Additional Information filed in post-effective amendment number 18 on September 7, 2007, and the prospectus and Statement of Additional Information dated May 1, 2007, as filed in post-effective amendment number 17 to Registration Statement on Form N-4 (File No. 333-31320) filed on April 27, 2007.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements.

(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2006; Statement of Operations for the year ended December 31, 2006; Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005; and Notes to Financial Statements.

(2)	The consolidated financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Consolidated Balance Sheet as of December 31, 2006 and 2005; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004; Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004, Consolidated Statement of Changes in Stockholder’s Equity for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.

(b)	Exhibits.

(1)	Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant’s Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

(2)	Not Applicable.

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant’s Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.

(b)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Broker/Dealers with respect to the Sales of Contracts is incorporated by reference to Registrant’s Form N-4 (File No. 333-31320 under 811-03488), Post-Effective Amendment No. 12, filed via EDGAR on April 25, 2005.

(4) (a)	Form of Contract (Retirement Planner’s Edge - Form Number D603), filed with Pre-Effective Amendment No. 1 (File No. 333-31320), filed via EDGAR on May 11, 2000. Contract amendment Form Number DR52 was filed with Form Number D610 on August 1, 2001.

(b)	Form of Contract (Phoenix Freedom Edge) Form Number D615, filed with Registrant’s Post-Effective Amendment No. 7, (File No. 333-31320) filed via EDGAR on February 28, 2003.

(c)	Guaranteed Minimum Income Benefit Rider (Phoenix Freedom Edge - Form Number DR88), filed with Registrant’s Post-Effective Amendment No. 13, filed via EDGAR on July 7, 2005.

(d)	Guaranteed Minimum Accumulation Benefit Rider (Phoenix Freedom Edge - Form DR84) is incorporated by reference to Registrant’s Form N-4 (File No. 333-31320 under 811-03488) on Post-Effective Amendment No. 12, filed via EDGAR on April 25, 2005.

(e)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR94.1, filed on Registrant’s Form N-4 (File No. 333- 31320) on Post-Effective Amendment No. 14, filed via EDGAR on November 16, 2005.

(f)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB, filed on Registrant’s Form N-4 (File No. 333-31320) on Post-Effective Amendment No. 16, filed via EDGAR on December 19, 2006.

(5) (a)	Form of Application (Retirement Planner’s Edge) Form Number OL2744, filed with Registrant’s Pre-Effective Amendment No. 1, filed via EDGAR on May 11, 2000.

(b)	Forms of Application (Phoenix Freedom Edge) Form Number OL4160NY.1 and Form No. OL4160.1 filed on Registrant’s Form N-4 (File No. 333- 31320) on Post-Effective Amendment No. 14, filed via EDGAR on November 16, 2005.

(6) (a)	Amended and Restated Charter of Phoenix Life Insurance Company, dated December 20, 2004 is incorporated by reference to Registrant’s Form N-4 (File No. 333-31320 under 811-03488), Post-Effective Amendment No. 12, filed via EDGAR on April 25, 2005.

(b)	Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004, is incorporated by reference to Registrant’s Form N-4 (File No. 333-31320 under 811-03488), Post-Effective Amendment No. 12, filed via EDGAR on April 25, 2005.

(7)	Not Applicable.

(8) (a)	Participation Agreements.

(1) (a)	Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company (“PHLVIC”), Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHLVIC, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c)	Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(d)	Amendment No. 3 to the Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company, filed with Registrant’s Form N-4 (File No. 333-31320) on Post-Effective Amendment No. 16, filed via EDGAR on December 19, 2006.

(2) (a)	Participation Agreement dated April 18, 1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(3)	Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(4) (a)	Fund Participation Agreement dated July 19, 1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(b)	Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(c)	Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(5)	Participation Agreement dated December 17, 1999 among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(6)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(7)	Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(8)	Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

(9)	Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

(10)	Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc, is incorporated by reference to Registrant’s Post-Effective No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

(11)	Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

(12)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., incorporated by reference with Registrant’s Form N-4 (File No. 333-31320) on Post-Effective Amendment No. 16, filed via EDGAR on December 19, 2006.

(13)	Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, filed with Registrant’s Form N-4 (File No. 333-31320) on Post-Effective Amendment No. 16, filed via EDGAR on December 19, 2006.

(14)	Participation Agreement dated May 1, 2006 among PHLVIC and Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., filed with Registrant’s Form N-4 (File No. 333-31320) on Post-Effective Amendment No. 16, filed via EDGAR on December 19, 2006.

(15)	Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company, filed with Registrant’s Form N-4 (File No. 333-31320) on Post-Effective Amendment No. 16, filed via EDGAR on December 19, 2006.

(16)	Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHLVIC, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 27, filed via EDGAR on February 20, 2007.

(17)	Participation Agreement dated September 7, 2007 among Phoenix Life Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-effective Amendment No. 5 on form N-4 (file No. 333-123035), filed via EDGAR on or about September 6, 2007.

(b) Other Material Contracts:

(1) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-effective Amendment No. 5 on form N-4 (file No. 333-123035), filed via EDGAR on or about September 6, 2007.

(2) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between Phoenix Life Insurance Company and PFPC, INC. is incorporated by reference to Post-effective Amendment No. 5 on form N-4 (file No. 333-123035), filed via EDGAR on or about September 6, 2007.

(3) Information Sharing Agreements pursuant to Rule 22c-2 are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

(4) Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2, between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.

(9)	Written Opinion and Consent of Kathleen A. McGah, is filed herewith.

(10) (a)	Consent of PricewaterhouseCoopers LLP, is filed herewith.

(b)	Powers of attorney are incorporated by reference to Registrant’s Form N-6 (File No. 033-23251), Post-Effective Amendment No. 31, filed via EDGAR on April 25, 2007.

(c)	Power of Attorney for Michael E. Haylon is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.

(d)	Power of Attorney for Dona D. Young is incorporated by reference to Form N-4 (File No. 333-123035), Post-Effective Amendment No. 6, filed via EDGAR on September 28, 2007.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

Item 25.	Directors and Executive Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Sal H. Alfiero Protective Industries, LLC Buffalo, NY	Director

Martin N. Baily The Brookings Institution Washington, DC	Director

Jean S. Blackwell Cummins Inc. Columbus, IN 47202-3005	Director

Peter C. Browning*	Director

Arthur P. Byrne J.W. Childs Associates Boston, MA	Director

Sanford Cloud, Jr.*	Director

Gordon J. Davis, Esq. LeBoeuf, Lamb, Greene & MacRae, LLP New York, NY	Director

John H. Forsgren*	Director

Ann Maynard Gray*	Director

John E. Haire*	Director

Jerry J. Jasinowski*	Director

Thomas S. Johnson New York, NY	Director

Dona D. Young*	Chairman of the Board, President and Chief Executive Officer

Michael E. Haylon*	Senior Executive Vice President, Chief Financial Officer and Chief Accounting Officer

Philip K. Polkinghorn*	Senior Executive Vice President and President, Life and Annuity

Tracy L. Rich*	Executive Vice President, General Counsel and Secretary

Daniel J. Moskey*	Vice President and Treasurer

James D. Wehr**	Executive Vice President and Chief Investment Officer

*	The principal business address of this individual is One American Row, Hartford, CT 06103-2899

**	The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

WS Griffith Advisors, Inc. (100%) Delaware

WS Griffith Securities, Inc. (100%) New York

Phoenix Investment Management Company (100%) Connecticut

Phoenix Investment Partners, Ltd. (100%) Delaware

DP Holdings, Ltd. (100%) New Brunswick, Canada

DPCM Holdings, Inc. (100%) Illinois

Duff & Phelps Investment Management Co. (100%) Illinois

Goodwin Capital Advisers, Inc. (100%) New York

Kayne Anderson Rudnick Investment Management, LLC (100%) California

Pasadena Capital Corporation (100%) California

Engemann Asset Management (100%) California

Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut

Phoenix Equity Planning Corporation (100%) Connecticut

Phoenix Investment Counsel, Inc. (100%) Massachusetts

Phoenix/Zweig Advisers, LLC (100%) Delaware

Euclid Advisers, LLC (100%) New York

PXP Securities Corp. (100%) New York

Rutherford Financial Corporation (100%) Delaware

Rutherford, Brown & Catherwood, LLC (73.2%) Delaware

SCM Advisors, LLC (100%) California

Walnut Asset Management, LLC (70.6%) Delaware

Phoenix Life Insurance Company (100%) New York

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

American Phoenix Life and Reassurance Company (100%) Connecticut

Phoenix Life and Reassurance Company of New York (100%) New York

Emprendimiento Compartido, S.A. (100%) Argentina

PFG Holdings, Inc. (100%) Pennsylvania

AGL Life Insurance Company (100%) Pennsylvania

PFG Distribution Company (100%) Delaware

Philadelphia Financial Group, Inc. (100%) Delaware

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix International Capital Corporation (100%) Connecticut

Practicare, Inc. (100%) Delaware

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

PML International Insurance Limited (100%) Bermuda

The Phoenix Edge Series Fund (0%) Massachusetts business trust

Phoenix National Trust Holding Company (100%) Connecticut

Only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27.	Number of Contract Owners

On July 31,, 2007, there were 33 qualified and 121 nonqualified contract owners.

Item 28.	Indemnification

Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective December 1, 2004) provides that:

“To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person’s testator or intestate:

(1)	is or was a Director, officer or employee of the Company; or

(2)	serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney’s fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Phoenix Equity Planning Corporation (“PEPCO”)

(a)	PEPCO serves as the principal underwriter for the following entities:

Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Opportunities Trust, Phoenix PHOLIOsSM, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

(b)	Directors and Officers of PEPCO.

Name	Position
George R. Aylward, Jr.**	Director, Executive Vice President
John H. Beers*	Vice President and Secretary
John R. Flores*	Vice President and Anti-Money Laundering Officer
Michael E. Haylon*	Director
Stephen D. Gresham**	Director, Senior Vice President
David C. Martin *	Vice President and Chief Compliance Officer
David R. Pellerin*	Vice President and Chief Financial Officer
Philip K. Polkinghorn*	Executive Vice President
Francis G. Waltman**	Director, President

*	The business address of this individual is One American Row, Hartford, CT 06103-2899.

**	The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

(c)	PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
PEPCO	$0	$0	$0	$0

Item 30.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row Hartford, Connecticut 06103-2899.

Item 31.	Management Services

Under a contract with Phoenix Life Insurance Company (“PLIC”), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

Year	Fee Paid
2006	$101,000
2005	$86,000
2004	$98, 275

Item 32.	Undertakings

(a)	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b)	Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c)	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

(d)	Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 19 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No.19 to Registration Statement No. 333-31320 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 28th day of September, 2007.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
PHOENIX LIFE INSURANCE COMPANY

By:
*Dona D. Young, Chairman of the Board, President and Chief Executive Officer of Phoenix Life Insurance Company

By:	/s/ Kathleen A. McGah
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 19 to Registration Statement No. 333-31320 on September 28, 2007.

Signature	Title

*Dona D. Young	Chairman of the Board, President and Chief Executive Officer

*Michael E. Haylon	Chief Financial Officer and Chief Accounting Officer

*Sal H. Alfiero	Director

*Martin N. Baily	Director

*Jean S. Blackwell	Director

*Peter C. Browning	Director

S-1

Signature	Title

*Arthur P. Byrne	Director

*Sanford Cloud, Jr.	Director

*Gordon J. Davis	Director

*John H. Forsgren	Director

*Ann Maynard Gray	Director

*John E. Haire	Director

*Jerry J. Jasinowski	Director

*Thomas S. Johnson	Director

/s/ Kathleen A. McGah
*Kathleen A. McGah

S-2